UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

The RSQ International Equity Fund

Semi-Annual Report	April 30, 2015

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-355-4RSQ; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.8%
	Shares	Value

AUSTRALIA — 0.5%
Telstra	49,132	$240,725

BELGIUM — 2.1%
KBC Groep*	9,369	615,154
Telenet Group Holding*	8,580	514,561

		1,129,715

CANADA — 0.4%
Suncor Energy	6,919	224,436

CHINA — 7.0%
Alibaba Group Holding ADR*	3,150	256,064
Baidu ADR*	4,058	812,736
China Mobile	18,000	257,079
China Unicom Hong Kong*	134,000	251,650
JD.com ADR*	8,711	292,341
Tencent Holdings	88,000	1,816,081

		3,685,951

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

DENMARK — 2.2%
Novo Nordisk, Cl B	9,931	$556,641
TDC	78,817	599,107

		1,155,748

FRANCE — 7.0%
Accor	6,591	360,676
BNP Paribas	2,513	158,374
Eutelsat Communications	7,010	243,899
Iliad	577	136,003
L’Oreal	903	171,976
LVMH Moet Hennessy Louis Vuitton	2,701	471,346
Orange	33,042	543,130
Pernod Ricard	3,128	387,963
Publicis Groupe	3,253	272,272
Safran	3,685	268,701
SES ADR	6,645	232,405
Sodexo	4,479	452,302

		3,699,047

GERMANY — 10.4%
Bayer*	10,532	1,512,791
Daimler	5,090	488,384
Deutsche Post	10,492	344,775
Deutsche Telekom	43,902	805,294
Dialog Semiconductor*	5,510	247,930
Fresenius & KGaA	5,556	329,865
HeidelbergCement	9,414	721,142
Infineon Technologies	21,560	252,956
Linde	2,343	456,907
SAP	4,033	304,129

		5,464,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

GREECE — 0.5%
Alpha Bank AE*	408,719	$142,924
National Bank of Greece ADR*	94,619	138,144

		281,068

HONG KONG — 2.7%
AIA Group	157,800	1,049,365
Hong Kong Exchanges and Clearing	7,100	270,633
Wynn Macau	61,200	123,869

		1,443,867

IRELAND — 2.3%
Bank of Ireland*	1,714,683	661,493
Ryanair Holdings	45,375	530,300

		1,191,793

ITALY — 3.5%
Anima Holding*	33,150	294,549
Banca Popolare di Milano Scarl*	307,830	316,546
Intesa Sanpaolo	177,103	593,759
Telecom Italia*	684,048	656,975

		1,861,829

JAPAN — 21.7%
Astellas Pharma	30,500	473,835
Bank of Yokohama	41,000	259,622
Bridgestone	17,700	739,669
Central Japan Railway	2,900	516,790
Chiba Bank	34,000	278,796
Daikin Industries	6,500	436,911
Kao	11,300	539,925
KDDI	31,500	743,682
Mitsubishi Estate	7,000	164,389
Mitsubishi UFJ Financial Group	130,500	925,026

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Mitsui Fudosan	5,000	$147,887
Nidec	3,600	268,690
Nippon Telegraph & Telephone	4,000	269,491
Nitto Denko	12,900	824,838
Rakuten	14,400	251,007
Seven & I Holdings	8,200	351,676
SMC	1,400	420,200
SoftBank	4,100	255,714
Sumitomo Mitsui Financial Group	20,000	871,322
Suruga Bank	12,100	266,123
Suzuki Motor	7,000	225,745
Takeda Pharmaceutical	9,500	486,639
Toyota Motor	17,000	1,180,685
Unicharm	21,200	532,404

		11,431,066

NETHERLANDS — 3.9%
ASML Holding	8,926	958,585
Heineken	3,647	286,715
Koninklijke KPN	150,771	557,876
NXP Semiconductors*	2,368	227,612

		2,030,788

NORWAY — 1.1%
Nordic Semiconductor*	76,350	581,255

SOUTH AFRICA — 1.6%
Naspers, Cl N	1,783	278,326
Steinhoff International Holdings	86,737	547,613

		825,939

SOUTH KOREA — 1.0%
Samsung Electronics	421	552,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria	29,418	$294,989
Merlin Properties Socimi*	39,670	541,205

		836,194

SWEDEN — 0.7%
Svenska Cellulosa SCA, Cl B	14,882	375,673

SWITZERLAND — 7.9%
Dufry*	1,704	249,495
Nestle	9,537	736,801
Novartis	15,867	1,612,751
Roche Holding	5,453	1,553,825

		4,152,872

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	28,835	704,727

UNITED KINGDOM — 12.4%
BHP Billiton	6,891	165,825
BT Group, Cl A	106,436	743,198
Compass Group	15,322	271,169
Henderson Group	92,543	395,334
Imperial Tobacco Group	25,420	1,242,694
InterContinental Hotels Group	9,053	387,600
Liberty Global, Cl A*	9,483	494,444
Lloyds Banking Group	703,126	833,651
Prudential	12,721	317,085
SABMiller	4,087	216,585
Schroders	5,277	262,031
Smith & Nephew	15,801	269,232
Victrex	4,400	133,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value

UNITED KINGDOM — continued
WPP	34,551	$806,704

		6,538,878

TOTAL COMMON STOCK (Cost $44,955,154)		48,408,034

EXCHANGE TRADED FUNDS — 3.0%
Global X FTSE Greece 20 ETF	22,965	283,847
iShares MSCI Philippines ETF	12,000	483,360
Market Vectors Russia ETF	41,540	818,338

TOTAL EXCHANGE TRADED FUNDS (Cost $1,530,816)		1,585,545

PREFERRED STOCK — 1.2%
GERMANY — 1.2%
Volkswagen	2,482	637,671

TOTAL PREFERRED STOCK (Cost $665,559)		637,671

TIME DEPOSIT (A) — 3.2%
Brown Brothers Harriman, 0.030%,05/01/15 (Cost $1,671,600)	$1,671,600	1,671,600

TOTAL INVESTMENTS — 99.2% (Cost $48,823,129)		$52,302,850

Percentages are based on Net Assets of $52,737,662.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at April 30, 2015, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust Company	5/26/15-7/22/15	EUR	10,636,000	USD	11,734,331	$(189,185)
Goldman Sachs International	7/17/15	GBP	1,786,000	USD	2,636,225	(106,454)
Northern Trust Company	5/11/15-5/18/15	JPY	290,000,000	USD	2,441,753	17,846
Northern Trust Company	6/9/15-7/2/15	USD	7,653,504	EUR	6,990,000	183,050
Northern Trust Company	5/11/15-5/18/15	USD	2,426,355	JPY	290,000,000	(2,448)

						$(97,191)

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

USD — U.S. Dollar

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$240,725	$—	$240,725
Belgium	—	1,129,715	—	1,129,715
Canada	224,436	—	—	224,436
China	1,361,141	2,324,810	—	3,685,951
Denmark	—	1,155,748	—	1,155,748
France	136,003	3,563,044	—	3,699,047
Germany	—	5,464,173	—	5,464,173
Greece	138,144	142,924	—	281,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Hong Kong	$—	$1,443,867	$—	$1,443,867
Ireland	—	1,191,793	—	1,191,793
Italy	—	1,861,829	—	1,861,829
Japan	—	11,431,066	—	11,431,066
Netherlands	227,612	1,803,176	—	2,030,788
Norway	—	581,255	—	581,255
South Africa	—	825,939	—	825,939
South Korea	—	552,290	—	552,290
Spain	541,205	294,989	—	836,194
Sweden	—	375,673	—	375,673
Switzerland	—	4,152,872	—	4,152,872
Taiwan	704,727	—	—	704,727
United Kingdom	494,444	6,044,434	—	6,538,878

Total Common Stock	3,827,712	44,580,322	—	48,408,034
Exchange Traded Funds	1,585,545	—	—	1,585,545
Preferred Stock	—	637,671	—	637,671
Time Deposit	1,671,600	—	—	1,671,600

Total Investments in Securities	$7,084,857	$45,217,993	$—	$52,302,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$200,896	$—	$200,896
Unrealized Depreciation	—	(298,087)	—	(298,087)

Total Other Financial Instruments	$—	$(97,191)	$—	$(97,191)

*	Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2015, the transfers into Level 1 from Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For the period ended April 30, 2015, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $48,823,129)	$52,302,850
Foreign Currency, at Value (Cost $4,194)	4,191
Receivable for Investments Securities Sold	1,206,186
Unrealized Gain on Forward Foreign Currency Contracts	200,896
Reclaim Receivable	111,526
Dividend Receivable	102,295
Prepaid Expenses	21,680

Total Assets	53,949,624

Liabilities:
Payable for Investment Securities Purchased	823,299
Unrealized Loss on Forward Foreign Currency Contracts	298,087
Payable due to Adviser	15,077
Payable due to Administrator	11,507
Payable due to Trustees	2,699
Chief Compliance Officer Fees Payable	2,623
Unrealized Loss on Foreign Spot Currency Contracts	1,000
Distribution Fees Payable	265
Other Accrued Expenses and Other Payables	57,405

Total Liabilities	1,211,962

Net Assets	$52,737,662

Net Assets Consist of:
Paid-in Capital	$53,723,207
Distributions in Excess of Net Investment Income	(61,478)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(4,295,507)
Net Unrealized Appreciation on Investments	3,479,721
Net Unrealized Depreciation on Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(108,281)

Net Assets	$52,737,662

Institutional Class Shares:
Net Assets	$51,212,572
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,252,824
Net Asset Value, Offering and Redemption Price Per Share	$9.75

Investor Class Shares:
Net Assets	$1,525,090
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	156,610
Net Asset Value, Offering and Redemption Price Per Share	$9.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
FOR THE PERIOD ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$545,718
Less: Foreign Taxes Withheld	(49,217)

Total Investment Income	496,501

Expenses:
Investment Advisory Fees	199,155
Administration Fees	69,424
Distribution Fees (Investor Class)	1,159
Chief Compliance Officer Fees	3,982
Trustees’ Fees	4,939
Transfer Agent Fees	30,862
Legal Fees	16,178
Printing Fees	14,603
Registration and Filing Fees	11,640
Audit Fees	11,405
Custodian Fees	10,455
Offering Costs (See Note 2)	5,476
Other Expenses	8,354

Total Expenses	387,632

Less:
Investment Advisory Fee Waiver	(112,631)
Fees Paid Indirectly — (Note 4)	(1)

Net Expenses	275,000

Net Investment Income	221,501

Net Realized Gain (Loss) on:
Investments	(2,562,475)
Forward Contracts	1,382,504
Foreign Currency Transactions	(41,327)

Net Realized Loss	(1,221,298)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,550,506
Forwards Contracts	(379,921)
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	7,568

Net Change in Unrealized Appreciation	4,178,153

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,956,855

Net Increase in Net Assets Resulting from Operations	$3,178,356

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*
Operations:
Net Investment Income	$221,501	$1,019,935
Net Realized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,221,298)	(2,809,156)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4,178,153	(806,713)

Net Increase (Decrease) in Net Assets Resulting From Operations	3,178,356	(2,595,934)

Dividends:
Net Investment Income:
Institutional Class Shares	(1,541,662)	—
Investor Class Shares	(26,581)	—

Total Dividends	(1,568,243)	—

Capital Share Transactions:(1)
Institutional Class Shares
Issued	—	50,680,140
Reinvestment of Distributions	1,541,661	—
Redeemed	(29,745)	—

Net Institutional Class Share Transactions	1,511,916	50,680,140

Investor Class Shares
Issued	925,900	895,709
Reinvestment of Distributions	7,021	—
Redeemed	—	(297,203)

Net Investor Class Share Transactions	932,921	598,506

Net Increase in Net Assets From Capital Share Transactions	2,444,837	51,278,646

Total Increase in Net Assets	4,054,950	48,682,712

Net Assets:
Beginning of Period	48,682,712	—

End of Period (including Undistributed (Distributions in Excess) Net Investment Income of $(61,478) and $1,285,264, respectively)	$52,737,662	$48,682,712

*	Commenced operations on November 27, 2013.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.46		$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.04		0.20
Net Realized and Unrealized Gain (Loss)	0.55		(0.74)

Total from Investment Operations	0.59		(0.54)

Dividends:
Net Investment Income	(0.30)		—

Total Dividends	(0.30)		—

Net Asset Value, End of Period	$9.75		$9.46

Total Return†	6.51%		(5.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$51,213		$48,118
Ratio of Expenses to Average Net Assets(1)	1.10	%††	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.55	%††	1.70	%††
Ratio of Net Investment Income to Average Net Assets	0.89	%††	2.19	%††
Portfolio Turnover Rate	79	%†††	107	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.44		$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.05		0.16
Net Realized and Unrealized Gain (Loss)	0.54		(0.72)

Total from Investment Operations	0.59		(0.56)

Dividends:
Net Investment Income	(0.29)		—

Total Dividends	(0.29)		—

Net Asset Value, End of Period	$9.74		$9.44

Total Return†	6.44%		(5.60)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,525		$564
Ratio of Expenses to Average Net Assets(1)	1.35	%††	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.81	%††	2.07	%††
Ratio of Net Investment Income to Average Net Assets	0.89	%††	1.76	%††
Portfolio Turnover Rate	79	%†††	107	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the RSQ International Equity Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and it’s investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world, normally excluding the United States. Under normal market conditions, the Fund will invest in at least three countries outside the United States, and at least 65% of its net assets will be invested in non-U.S. companies, in both developed and emerging market countries. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on November 27, 2013.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the R Squared Capital Management L.P. (the “Adviser”) of the Fund becomes aware of a

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. It is the Fund’s policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statement of Assets and Liabilities, as the Fund does not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of period, if applicable.

For the period ended April 30, 2015, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$4,898,670
Average Monthly Notional Contracts Sold	$15,528,138

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Certain Funds are party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Fund may be required to terminate the existing contracts at the existing fair value.

To reduce counterparty risk with respect to OTC transactions, the Fund have entered into master netting arrangements, established within the Fund’s ISDA master agreements or other similar agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2015:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward currency contracts Northern Trust Company	$200,896	$(200,896)	$—	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2015:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward currency contracts Northern Trust Company	$298,087	$(200,896)	$—	$97,191

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30 2015, there is no remaining amount to be amortized for the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2015, the Fund was charged $69,424 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The annual distribution and/or service fee for Investor Class Shares of the Fund is 0.25%.

Brown Brothers Harriman acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended April 30 2015, the Fund earned cash management credits of $1 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective November 27, 2013) to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2016. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016.

As of April 30, 2015, fees which were previously waived by the Adviser that can be recaptured up to the expense cap in place at the time the expenses were waived, $134,250 and $257,094 expiring in 2017 and 2018, respectively.

6. Share Transactions:

	Six-Month Period Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*
Shares Transactions:
Institutional Class Shares
Issued	—	5,086,313
Reinvestment of Distributions	169,787	—
Redeemed	(3,276)	—

Increase in Institutional Class Shares	166,511	5,086,313

Investor Class Shares
Issued	96,088	90,569
Reinvestment of Distributions	773	—
Redeemed	—	(30,820)

Increase in Investor Class Shares	96,861	59,749

*	Commenced operations on November 27, 2013.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

7. Investment Transactions:

For the period ended April 30, 2015, the Fund made purchases of $40,034,979 and sales of $37,403,411 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

These reclassifications have no impact on net assets or net asset value per share.

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,567,994
Capital Loss Carryforwards	(2,813,604)
Unrealized Depreciation	(1,067,318)
Other Temporary Differences	(282,730)

Total Accumulated Losses	$(2,595,658)

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$2,813,604	$ —	$2,813,604

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$48,823,129	$4,184,218	$(704,497)	$3,479,721

9. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned, if applicable.

10. Other:

At April 30, 2015, 100% of the Institutional Class shares outstanding were held by two record shareholders and 97% of the Investor Class shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2015 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.10	1.10%	$5.62
Investor Class Shares	1,000.00	1,064.40	1.35	6.92

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.76	1.10%	$5.50
Investor Class Shares	1,000.00	1,018.50	1.35	6.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

RSQ International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-355-4RSQ

Adviser:

R Squared Capital Management L.P.

299 Park Avenue, 6th Floor

New York, NY 10171

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RSQ-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015